Intangible Assets - Future Amortization Expense (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
2016	$ 2,288
2017	2,215
2018	1,192
2019	131
Net book value	$ 5,826	$ 2,708